Touchstone Balanced Fund Performance Management - Touchstone Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Performance
Performance Narrative [Text Block]	On October 27, 2017, the Sentinel Variable Products Balanced Fund, previously a series of Sentinel Variable Products Trust (the “Predecessor Fund”), was reorganized into Class I shares of the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Financial and performance information prior to October 27, 2017 is that of the Predecessor Fund.The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I share performance from calendar year to calendar year and by showing how the Fund’s Class I share average annual total returns for one year, five years, and ten years compare with the Bloomberg US 3000 Index, the Russell 3000® Index and the Bloomberg US Aggregate Bond Index. The blended benchmark comprised of 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index and the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index show how the Fund's performance compares against the returns of blended indexes with similar investment objectives.The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I share performance from calendar year to calendar year and by showing how the Fund’s Class I share average annual total returns for one year, five years, and ten years compare with the Bloomberg US 3000 Index, the Russell 3000® Index and the Bloomberg US Aggregate Bond Index. The blended benchmark comprised of 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index and the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index show how the Fund's performance compares against the returns of blended indexes with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart [Heading]	Touchstone Balanced Fund — Class I Shares Total Return as of December 31
Bar Chart Closing [Text Block]	Best Quarter:2nd Quarter 202014.50Worst Quarter:2nd Quarter 2022(12.91)Year-To-Date:3/31/2026(4.51)
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Narrative	Class SC shares of the Fund commenced operations on April 13, 2021. Performance shown prior to the commencement date of Class SC shares is that of Class I shares of the Fund or the Predecessor Fund, as applicable. Class SC shares would have had substantially similar annual returns to Class I shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses.
Performance Table Market Index Changed	The Fund changed one of its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.The Fund changed its secondary index to the 60% Bloomberg 1000 and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.
Performance Table Closing [Text Block]	The Fund returns shown in the table below are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the “Distribution and Taxes” section of the Fund's prospectus for more information.
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date:
Bar Chart, Year to Date Return	(4.51%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022